Fair value of financial instruments - Sensitivity analysis of valuations using unobservable inputs (Details) - (Level 3) - Recurring fair value measurement - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	£ 1,014	£ 880
Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	1	0
Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(1,177)	(1,005)
Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(1)	0
Corporate debt | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	36	38
Corporate debt | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Corporate debt | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(35)	(28)
Corporate debt | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Non-asset backed loans | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	298	165
Non-asset backed loans | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Non-asset backed loans | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(334)	(256)
Non-asset backed loans | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Equity cash products | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	73	42
Equity cash products | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Equity cash products | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(129)	(61)
Equity cash products | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Private equity investments | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	272	246
Private equity investments | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	1	0
Private equity investments | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(286)	(236)
Private equity investments | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(1)	0
Other | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	27	20
Other | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Other | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(36)	(19)
Other | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Interest rate derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	75	51
Interest rate derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Interest rate derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(108)	(79)
Interest rate derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Foreign exchange derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	15	20
Foreign exchange derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Foreign exchange derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(22)	(28)
Foreign exchange derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Credit derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	111	111
Credit derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Credit derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(115)	(103)
Credit derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Equity derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	107	187
Equity derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Equity derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(112)	(195)
Equity derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	£ 0	£ 0